UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number:	811-03336

Exact name of registrant as specified in charter:	Prudential Jennison Blend Fund, Inc.

Address of principal executive offices:	655 Broad Street, 17th Floor
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
655 Broad Street, 17th Floor
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	8/31/2017

Date of reporting period:	2/28/2017

Item 1 – Reports to Stockholders

PRUDENTIAL JENNISON BLEND FUND, INC.

SEMIANNUAL REPORT

FEBRUARY 28, 2017

To enroll in e-delivery, go to pgiminvestments.com/edelivery

Objective: Long-term growth of capital

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The views expressed in this report and information about the Fund’s portfolio holdings are for the period covered by this report and are subject to change thereafter.

The accompanying financial statements as of February 28, 2017, were not audited and, accordingly, no auditor’s opinion is expressed on them.

Mutual funds are distributed by Prudential Investment Management Services LLC, member SIPC. Jennison Associates is a registered investment adviser. Both are Prudential Financial companies. © 2017 Prudential Financial, Inc. and its related entities. Jennison Associates, Jennison, the Prudential logo, and the Rock symbol are service marks of Prudential Financial, Inc. and its related entities, registered in many jurisdictions worldwide.

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Letter from the President

Dear Shareholder:

We hope you find the semiannual report for the Prudential Jennison Blend Fund, Inc. informative and useful. The report covers performance for the six-month period ended February 28, 2017. We are proud to announce that Prudential Investments will be known as PGIM® Investments, effective April 3, 2017. Why PGIM? This new name was chosen to further align with the global investment management businesses of Prudential Financial, which rebranded from Prudential Investment Management in January 2016. This new name allows for one brand and reflects our ability and commitment to delivering investment solutions to clients around the globe. Please keep in mind that only the Fund adviser’s name is changing: the name of your Fund and the management and operation will not change.

Since market conditions change over time, we believe it is important to maintain a diversified portfolio of funds consistent with your tolerance for risk, time horizon, and financial goals.

Your financial advisor can help you create a diversified investment plan that may include funds covering all the basic asset classes and that reflects your personal investor profile and risk tolerance. However, diversification and asset allocation strategies do not assure a profit or protect against loss in declining markets.

At PGIM Investments, we consider it a great privilege and responsibility to help investors participate in opportunities across global markets while meeting their toughest investment challenges. We’re part of PGIM, the 9th-largest global investment manager with more than $1 trillion in assets under management. This investment expertise allows us to deliver actively managed funds and strategies to meet the needs of investors around the globe.

Thank you for choosing our family of funds.

Sincerely,

Stuart S. Parker, President

Prudential Jennison Blend Fund, Inc.

April 14, 2017

Prudential Jennison Blend Fund, Inc.	3

Your Fund’s Performance (unaudited)

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at www.pgiminvestments.com or by calling (800) 225-1852.

Cumulative Total Returns (Without Sales Charges) as of 2/28/17
	Six Months (%)	One Year (%)	Five Years (%)	Ten Years (%)
Class A	10.08	24.70	61.33	81.03
Class B	9.68	23.83	55.77	68.62
Class C	9.74	23.82	55.83	68.60
Class Z	10.26	25.10	63.75	86.37
Russell 3000® Index	10.29	26.29	91.31	108.85
S&P 500 Index	10.01	24.95	92.51	108.21
Lipper Multi-Cap Core Funds Average*	9.43	23.46	77.40	87.82
Lipper Multi-Cap Growth Funds Average*	7.67	21.02	73.17	108.58

Average Annual Total Returns (With Sales Charges) as of 2/28/17
	One Year (%)	Five Years (%)	Ten Years (%)
Class A	17.84	8.80	5.52
Class B	18.83	9.13	5.36
Class C	22.82	9.28	5.36
Class Z	25.10	10.37	6.42
Russell 3000 Index	26.29	13.85	7.64
S&P 500 Index	24.95	14.00	7.61
Lipper Multi-Cap Core Funds Average*	23.46	12.07	6.39
Lipper Multi-Cap Growth Funds Average*	21.02	11.51	7.50

*The Fund is compared to the Lipper Multi-Cap Core Funds Average, although Lipper classifies the Fund in the Lipper Multi-Cap Growth Funds Performance Universe. The Lipper Multi-Cap Core Funds Performance Universe was utilized because the Fund’s manager believes that the funds included in this Universe provide a more appropriate basis for Fund performance comparisons.

Source: PGIM Investments LLC and Lipper Inc.

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The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares. The average annual total returns take into account applicable sales charges which are described for each share class in the table below.

	Class A	Class B*	Class C	Class Z
Maximum initial sales charge	5.50% of the public offering price	None	None	None
Contingent deferred sales charge (CDSC) (as a percentage of the lower of original purchase price or net asset value at redemption)	1% on sales of $1 million or more made within 12 months of purchase	5% (Yr. 1) 4% (Yr. 2) 3% (Yr. 3) 2% (Yr. 4) 1% (Yr. 5/6) 0% (Yr. 7)	1% on sales made within 12 months of purchase	None
Annual distribution and service (12b-1) fees (shown as a percentage of average daily net assets)	.30%	1%	1%	None

*Class B shares are closed to all purchase activity and no additional Class B shares may be purchased or acquired except by exchange from Class B shares of another Fund or through dividend or capital gains reinvestment.

Benchmark Definitions

Russell 3000 Index—The Russell 3000 Index is an unmanaged index which measures the performance of the 3,000 largest US companies representing approximately 98% of the investable US equity market. The Index is constructed to provide a comprehensive, unbiased, and stable barometer of the broad market and is reconstituted annually to ensure new and growing equities are included.

S&P 500 Index—The Standard & Poor’s 500 Composite Stock Price Index (S&P 500 Index) is an unmanaged index of over 500 stocks of large US public companies. It gives a broad look at how stock prices in the United States have performed.

Lipper Multi-Cap Core Funds Average—The Lipper Multi-Cap Core Funds Average (Lipper Average) is based on the average return of all funds in the Lipper Multi-Cap Core Funds category. Funds in the Lipper Average invest in a variety of market-capitalization ranges without concentrating 75% of their equity assets in any one market-capitalization range over an extended period of time.

Lipper Multi-Cap Growth Funds Average—The Lipper Multi-Cap Growth Funds Average (Lipper Average) is based on the average return of all funds in the Lipper Multi-Cap Growth Funds category. Funds in the Lipper Average invest in a variety of market-capitalization ranges without concentrating 75% of their equity assets in any one market-capitalization range over an extended period of time.

Prudential Jennison Blend Fund, Inc.	5

Your Fund’s Performance (continued)

Investors cannot invest directly in an index or average. The returns for the Indexes would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes. Returns for the Lipper Averages reflect the deduction of operating expenses, but not sales charges or taxes.

Five Largest Holdings expressed as a percentage of net assets as of 2/28/17 (%)
Microsoft Corp., Software	2.2
Apple, Inc., Technology Hardware, Storage & Peripherals	2.0
JPMorgan Chase & Co., Banks	2.0
Amazon.com, Inc., Internet & Direct Marketing Retail	2.0
Goldman Sachs Group, Inc. (The), Capital Markets	1.6

Holdings reflect only long-term investments and are subject to change.

Five Largest Industries expressed as a percentage of net assets as of 2/28/17 (%)
Banks	9.9
Internet Software & Services	7.6
Software	7.4
Oil, Gas & Consumable Fuels	5.0
Hotels, Restaurants & Leisure	4.1

Industry weightings reflect only long-term investments and are subject to change.

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Fees and Expenses (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 held through the six-month period ended February 28, 2017. The example is for illustrative purposes only; you should consult the Prospectus for information on initial and subsequent minimum investment requirements.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to individual retirement accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of PGIM Investments funds, including the Fund, that you own. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses

Prudential Jennison Blend Fund, Inc.	7

Fees and Expenses (continued)

paid over the period and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information provided in the expense table. Additional fees have the effect of reducing investment returns.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Prudential Jennison Blend Fund, Inc.		Beginning Account Value September 1, 2016	Ending Account Value February 28, 2017	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*
Class A	Actual	$1,000.00	$1,100.80	0.98%	$5.10
	Hypothetical	$1,000.00	$1,019.93	0.98%	$4.91
Class B	Actual	$1,000.00	$1,096.80	1.68%	$8.73
	Hypothetical	$1,000.00	$1,016.46	1.68%	$8.40
Class C	Actual	$1,000.00	$1,097.40	1.68%	$8.74
	Hypothetical	$1,000.00	$1,016.46	1.68%	$8.40
Class Z	Actual	$1,000.00	$1,102.60	0.68%	$3.55
	Hypothetical	$1,000.00	$1,021.42	0.68%	$3.41

*Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 181 days in the six-month period ended February 28, 2017, and divided by the 365 days in the Fund’s fiscal year ending August 31, 2017 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which the Fund may invest.

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The Fund’s annualized expense ratios for the six-month period ended February 28, 2017, are as follows:

Class	Gross Operating Expenses (%)	Net Operating Expenses (%)
A	0.98	0.98
B	1.68	1.68
C	1.68	1.68
Z	0.68	0.68

Net operating expenses shown above reflect fee waivers and/or expense reimbursements. Additional information on Fund expenses and any fee waivers and/or expense reimbursements can be found in the “Financial Highlights” tables in this report and in the Notes to the Financial Statements in this report.

Prudential Jennison Blend Fund, Inc.	9

Portfolio of Investments (unaudited)

as of February 28, 2017

Description	Shares	Value (Note 1)
LONG-TERM INVESTMENTS 98.3%

COMMON STOCKS

Aerospace & Defense 1.6%
Boeing Co. (The)	26,994	$4,865,129
Curtiss-Wright Corp.	33,518	3,279,066
Moog, Inc. (Class A Stock)*	13,771	930,644
United Technologies Corp.	57,287	6,447,652

		15,522,491

Air Freight & Logistics 0.5%
FedEx Corp.	22,782	4,396,470

Airlines 0.2%
Spirit Airlines, Inc.*	30,125	1,572,826

Auto Components 0.4%
Dorman Products, Inc.*	4,663	364,460
Metaldyne Performance Group, Inc.	77,669	1,809,688
Tenneco, Inc.	31,238	2,008,916

		4,183,064

Automobiles 0.4%
Tesla, Inc.*(a)	14,812	3,702,852

Banks 9.9%
Ameris Bancorp	26,579	1,283,766
Bank of America Corp.	399,114	9,850,134
Bank of the Ozarks, Inc.	68,569	3,752,781
BankUnited, Inc.	66,619	2,640,111
BB&T Corp.	128,701	6,205,962
Brookline Bancorp, Inc.	44,279	701,822
Citigroup, Inc.	118,442	7,084,016
Columbia Banking System, Inc.	27,804	1,109,102
Eagle Bancorp, Inc.*	18,018	1,121,621
East West Bancorp, Inc.	101,490	5,492,639
Glacier Bancorp, Inc.*	55,015	2,031,154
Independent Bank Corp.	3,917	254,605
JPMorgan Chase & Co.	214,884	19,472,788
Pinnacle Financial Partners, Inc.	23,425	1,625,695
PNC Financial Services Group, Inc. (The)	50,828	6,466,846
Prosperity Bancshares, Inc.	31,567	2,353,004
Renasant Corp.	58,758	2,411,428
Seacoast Banking Corp. of Florida*	36,056	837,581
Signature Bank*	19,222	3,027,657

See Notes to Financial Statements.

Prudential Jennison Blend Fund, Inc.	11

Portfolio of Investments (unaudited) (continued)

as of February 28, 2017

Description	Shares	Value (Note 1)
COMMON STOCKS (Continued)

Banks (cont’d.)
Webster Financial Corp.	43,743	$2,402,803
Wells Fargo & Co.	102,732	5,946,128
Wintrust Financial Corp.	83,803	6,176,281
Yadkin Financial Corp.	82,773	2,777,862

		95,025,786

Beverages 0.4%
Monster Beverage Corp.*	81,171	3,363,726

Biotechnology 3.7%
Alexion Pharmaceuticals, Inc.*	48,951	6,424,819
Amicus Therapeutics, Inc.*(a)	247,545	1,606,567
BioMarin Pharmaceutical, Inc.*	40,723	3,825,112
Celgene Corp.*	86,336	10,663,359
Coherus Biosciences, Inc.*	17,453	411,891
Exact Sciences Corp.*(a)	31,452	676,847
Flexion Therapeutics, Inc.*	18,457	370,063
Otonomy, Inc.*	89,660	1,331,451
Radius Health, Inc.*(a)	35,466	1,494,537
Shire PLC, ADR	48,996	8,853,577

		35,658,223

Building Products
JELD-WEN Holding, Inc.*	9,353	292,188

Capital Markets 2.0%
Goldman Sachs Group, Inc. (The)	63,223	15,683,098
Moelis & Co. (Class A Stock)	63,879	2,350,747
Piper Jaffray Cos.	21,040	1,488,580

		19,522,425

Chemicals 1.9%
Dow Chemical Co. (The)	77,998	4,856,156
Ferro Corp.*	291,789	4,085,046
FMC Corp.	87,476	5,040,367
PolyOne Corp.	112,981	3,805,200

		17,786,769

Commercial Services & Supplies 1.1%
Advanced Disposal Services, Inc.*	58,403	1,277,858
Mobile Mini, Inc.	110,223	3,587,759

See Notes to Financial Statements.

12

Description	Shares	Value (Note 1)
COMMON STOCKS (Continued)

Commercial Services & Supplies (cont’d.)
MSA Safety, Inc.	8,190	$591,727
West Corp.	195,849	4,682,749

		10,140,093

Communications Equipment 1.4%
ADTRAN, Inc.	74,011	1,565,332
Cisco Systems, Inc.	98,810	3,377,326
Finisar Corp.*(a)	16,810	562,799
Infinera Corp.*(a)	101,309	1,099,203
NETGEAR, Inc.*	16,594	909,351
Palo Alto Networks, Inc.*	25,809	3,920,387
Viavi Solutions, Inc.*	170,707	1,710,484

		13,144,882

Construction & Engineering 0.1%
Great Lakes Dredge & Dock Corp.*	199,382	867,312

Construction Materials 0.5%
Summit Materials, Inc. (Class A Stock)*	208,584	4,983,072

Consumer Finance 1.3%
Capital One Financial Corp.	71,886	6,747,220
SLM Corp.*	454,693	5,451,769

		12,198,989

Containers & Packaging 0.1%
Multi Packaging Solutions International Ltd.*	74,347	1,324,864

Distributors
Fenix Parts, Inc.*(a)	178,099	356,198

Diversified Consumer Services
Houghton Mifflin Harcourt Co.*	38,164	421,712

Diversified Financial Services 0.2%
Voya Financial, Inc.	45,565	1,878,645

Diversified Telecommunication Services 0.4%
Cogent Communications Holdings, Inc.	65,808	2,727,742
ORBCOMM, Inc.*	94,239	807,628

		3,535,370

See Notes to Financial Statements.

Prudential Jennison Blend Fund, Inc.	13

Portfolio of Investments (unaudited) (continued)

as of February 28, 2017

Description	Shares	Value (Note 1)
COMMON STOCKS (Continued)

Electric Utilities 2.0%
El Paso Electric Co.	37,504	$1,832,070
Exelon Corp.	128,220	4,706,956
PG&E Corp.	111,041	7,411,987
Portland General Electric Co.	115,594	5,239,876

		19,190,889

Electrical Equipment 0.5%
Eaton Corp. PLC	71,058	5,114,755

Electronic Equipment, Instruments & Components 1.3%
Anixter International, Inc.*	33,430	2,784,719
Flex Ltd.*	405,772	6,691,180
Littelfuse, Inc.	6,064	979,033
Plexus Corp.*	32,660	1,831,246

		12,286,178

Energy Equipment & Services 1.1%
Halliburton Co.	204,000	10,905,840

Equity Real Estate Investment Trusts (REITs) 2.7%
American Tower Corp.	36,150	4,149,658
Chatham Lodging Trust	116,868	2,340,866
Colony Northstar, Inc. (Class A Stock)	180,327	2,647,200
Cousins Properties, Inc.	257,722	2,203,523
Gaming & Leisure Properties, Inc.	37,506	1,200,192
Hersha Hospitality Trust	226,655	4,422,039
LaSalle Hotel Properties	67,515	1,951,184
National Storage Affiliates Trust	129,187	3,128,909
Pebblebrook Hotel Trust	69,093	1,986,424
Retail Opportunity Investments Corp.	17,113	376,486
Summit Hotel Properties, Inc.	106,030	1,631,802

		26,038,283

Food & Staples Retailing 1.7%
Costco Wholesale Corp.	42,336	7,501,093
Performance Food Group Co.*	103,162	2,434,623
Sprouts Farmers Market, Inc.*	67,735	1,250,388
United Natural Foods, Inc.*	5,628	242,285
Wal-Mart Stores, Inc.	65,179	4,623,147

		16,051,536

See Notes to Financial Statements.

14

Description	Shares	Value (Note 1)
COMMON STOCKS (Continued)

Food Products 1.9%
Adecoagro SA (Argentina)*	308,356	$3,613,932
Conagra Brands, Inc.	133,471	5,500,340
Darling Ingredients, Inc.*	184,121	2,395,414
Hain Celestial Group, Inc. (The)*	29,580	1,046,541
Mondelez International, Inc. (Class A Stock)	79,052	3,471,964
SunOpta, Inc. (Canada)*(a)	251,716	1,812,355

		17,840,546

Health Care Equipment & Supplies 2.0%
Cardiovascular Systems, Inc.*	9,870	280,308
GenMark Diagnostics, Inc.*	180,287	2,040,849
Insulet Corp.*	6,281	273,600
K2M Group Holdings, Inc.*(a)	31,050	622,553
Nevro Corp.*(a)	15,412	1,479,398
Novadaq Technologies, Inc. (Canada)*(a)	145,772	1,058,305
NuVasive, Inc.*(a)	28,987	2,167,068
NxStage Medical, Inc.*	147,994	4,226,709
Penumbra, Inc.*	3,898	299,366
Zeltiq Aesthetics, Inc.*	33,717	1,866,573
Zimmer Biomet Holdings, Inc.	40,743	4,770,190

		19,084,919

Health Care Providers & Services 2.2%
Acadia Healthcare Co., Inc.*(a)	45,535	2,036,325
Air Methods Corp.*(a)	94,746	3,586,136
Amedisys, Inc.*	23,427	1,129,650
Cigna Corp.	35,378	5,267,784
Envision Healthcare Corp.*	12,762	893,340
Laboratory Corp. of America Holdings*	34,608	4,923,334
Premier, Inc. (Class A Stock)*	24,170	759,663
Surgery Partners, Inc.*	49,813	1,120,793
Surgical Care Affiliates, Inc.*	4,313	244,633
Tivity Health, Inc.*	47,260	1,365,814

		21,327,472

Health care Equipment & Supplies
Masimo Corp.*	3,501	316,350

Hotels, Restaurants & Leisure 4.1%
Carnival Corp.(a)	114,466	6,404,373
ClubCorp Holdings, Inc.	136,518	2,334,458
Marriott International, Inc. (Class A Stock)	110,133	9,580,470

See Notes to Financial Statements.

Prudential Jennison Blend Fund, Inc.	15

Portfolio of Investments (unaudited) (continued)

as of February 28, 2017

Description	Shares	Value (Note 1)
COMMON STOCKS (Continued)

Hotels, Restaurants & Leisure (cont’d.)
McDonald’s Corp.	34,200	$4,365,630
Pinnacle Entertainment, Inc.*	146,493	2,543,118
Planet Fitness, Inc. (Class A Stock)*	108,544	2,334,781
Texas Roadhouse, Inc.	34,962	1,478,893
Vail Resorts, Inc.	39,516	7,159,509
Wingstop, Inc.*(a)	94,440	2,483,772
Zoe’s Kitchen, Inc.*(a)	50,961	913,221

		39,598,225

Household Products 0.8%
Procter & Gamble Co. (The)	87,198	7,941,122

Industrial Conglomerates 0.5%
General Electric Co.	171,018	5,098,047

Insurance 2.3%
Chubb Ltd.	48,398	6,687,152
MetLife, Inc.	102,083	5,353,233
Navigators Group, Inc. (The)	20,708	1,139,975
RLI Corp.	29,444	1,721,002
Validus Holdings Ltd.	65,367	3,769,061
White Mountains Insurance Group Ltd.	4,138	3,874,244

		22,544,667

Internet & Direct Marketing Retail 4.0%
Amazon.com, Inc.*	22,667	19,154,522
HSN, Inc.	11,474	432,570
Netflix, Inc.*	67,124	9,540,334
Priceline Group, Inc. (The)*	4,686	8,079,273
Wayfair, Inc. (Class A Stock)*(a)	42,670	1,613,353

		38,820,052

Internet Software & Services 7.6%
Alibaba Group Holding Ltd. (China), ADR*(a)	104,496	10,752,638
Alphabet, Inc. (Class A Stock)*	17,015	14,376,484
Alphabet, Inc. (Class C Stock)*	12,515	10,302,473
Criteo SA (France), ADR*(a)	49,872	2,342,987
eBay, Inc.*	179,964	6,100,780
Facebook, Inc. (Class A Stock)*	103,843	14,074,880
GrubHub, Inc.*	11,490	402,839
MINDBODY, Inc. (Class A Stock)*(a)	17,516	465,050
Q2 Holdings, Inc.*	74,166	2,666,268

See Notes to Financial Statements.

16

Description	Shares	Value (Note 1)
COMMON STOCKS (Continued)

Internet Software & Services (cont’d.)
Shutterstock, Inc.*	5,716	$249,275
Tencent Holdings Ltd. (China)	390,705	10,368,125
WebMD Health Corp.*(a)	13,837	718,140

		72,819,939

IT Services 2.8%
Computer Sciences Corp.	27,892	1,912,275
Global Payments, Inc.	21,168	1,686,878
InterXion Holding NV (Netherlands)*	69,944	2,720,821
MasterCard, Inc. (Class A Stock)	96,282	10,635,310
Visa, Inc. (Class A Stock)	114,023	10,027,183

		26,982,467

Life Sciences Tools & Services 0.4%
INC Research Holdings, Inc. (Class A Stock)*	50,265	2,194,067
NanoString Technologies, Inc.*	24,393	460,296
VWR Corp.*	54,310	1,526,111

		4,180,474

Machinery 2.0%
Astec Industries, Inc.	3,501	221,158
Barnes Group, Inc.	18,609	932,497
CIRCOR International, Inc.	8,755	543,773
Kennametal, Inc.	13,880	514,809
Mueller Water Products, Inc. (Class A Stock)	246,411	3,053,033
NN, Inc.	107,971	2,170,217
Parker-Hannifin Corp.	25,837	4,000,601
RBC Bearings, Inc.*	14,472	1,350,238
REV Group, Inc.*	20,627	586,838
Rexnord Corp.*	176,146	3,905,157
Terex Corp.	9,242	288,720
Woodward, Inc.	17,076	1,203,004

		18,770,045

Media 3.0%
AMC Entertainment Holdings, Inc. (Class A Stock)	47,875	1,500,881
Charter Communications, Inc. (Class A Stock)*	20,847	6,734,832
Cinemark Holdings, Inc.	76,863	3,218,254
Comcast Corp. (Class A Stock)	178,922	6,695,261
IMAX Corp.*(a)	16,462	532,546
Liberty Global PLC (United Kingdom) (Class C Stock)*	71,022	2,492,162
Time, Inc.	16,176	283,889

See Notes to Financial Statements.

Prudential Jennison Blend Fund, Inc.	17

Portfolio of Investments (unaudited) (continued)

as of February 28, 2017

Description	Shares	Value (Note 1)
COMMON STOCKS (Continued)

Media (cont’d.)
Twenty-First Century Fox, Inc. (Class A Stock)	111,948	$3,349,484
Viacom, Inc. (Class B Stock)	84,723	3,681,214

		28,488,523

Mortgage Real Estate Investment Trusts (REITs) 0.2%
MFA Financial, Inc.	249,795	2,003,356

Multiline Retail 0.1%
Big Lots, Inc.(a)	13,507	693,449

Oil, Gas & Consumable Fuels 5.0%
Anadarko Petroleum Corp.	45,510	2,942,222
Arch Coal, Inc. (Class A Stock)*	5,190	372,953
Chevron Corp.	62,206	6,998,175
Concho Resources, Inc.*	44,180	5,851,641
EOG Resources, Inc.	44,059	4,273,282
Noble Energy, Inc.(a)	112,793	4,106,793
Occidental Petroleum Corp.	55,996	3,670,538
PDC Energy, Inc.*	31,567	2,133,614
Royal Dutch Shell PLC (Netherlands) (Class A Stock), ADR	123,816	6,424,812
SemGroup Corp. (Class A Stock)	101,275	3,559,816
Suncor Energy, Inc. (Canada)	142,859	4,447,538
Tallgrass Energy GP LP	47,377	1,345,981
WPX Energy, Inc.*	178,616	2,304,146

		48,431,511

Pharmaceuticals 3.7%
Allergan PLC	52,816	12,930,413
Dermira, Inc.*	52,584	1,771,555
Eli Lilly & Co.	33,529	2,776,536
Intersect ENT, Inc.*	90,803	1,234,921
Merck & Co., Inc.	121,731	8,018,421
Pfizer, Inc.	208,251	7,105,524
Prestige Brands Holdings, Inc.*	24,280	1,374,734

		35,212,104

Professional Services 0.5%
FTI Consulting, Inc.*	23,271	936,425
Korn/Ferry International	71,720	2,216,865
TrueBlue, Inc.*	64,914	1,684,519

		4,837,809

See Notes to Financial Statements.

18

Description	Shares	Value (Note 1)
COMMON STOCKS (Continued)

Real Estate Management & Development 0.2%
HFF, Inc. (Class A Stock)*	36,016	$1,067,874
Marcus & Millichap, Inc.*	26,994	738,286

		1,806,160

Road & Rail 1.2%
CSX Corp.	72,061	3,499,282
Ryder System, Inc.	38,223	2,910,682
Union Pacific Corp.	44,343	4,786,383

		11,196,347

Semiconductors & Semiconductor Equipment 4.0%
Advanced Micro Devices, Inc.*(a)	79,066	1,143,294
Analog Devices, Inc.	41,257	3,380,186
Broadcom Ltd.	27,961	5,897,814
Brooks Automation, Inc.	70,508	1,470,797
Cavium, Inc.*	59,328	3,886,577
Inphi Corp.*	5,737	269,295
MACOM Technology Solutions Holdings, Inc.*(a)	68,194	3,143,061
MaxLinear, Inc. (Class A Stock)*	73,946	1,925,554
Monolithic Power Systems, Inc.	19,067	1,677,324
NVIDIA Corp.	72,187	7,325,537
Power Integrations, Inc.	5,209	329,209
Semtech Corp.*	55,691	1,862,864
Texas Instruments, Inc.	78,221	5,993,293

		38,304,805

Software 7.4%
Adobe Systems, Inc.*	85,545	10,123,395
Aspen Technology, Inc.*	15,742	915,240
BroadSoft, Inc.*	19,179	820,861
Callidus Software, Inc.*	42,510	801,314
CyberArk Software Ltd. (Israel)*	37,875	1,915,718
Fortinet, Inc.*	68,522	2,559,297
HubSpot, Inc.*(a)	11,120	661,640
Microsoft Corp.	326,759	20,906,041
Paycom Software, Inc.*(a)	98,428	5,298,379
Proofpoint, Inc.*(a)	24,037	1,893,394
PTC, Inc.*	112,025	6,037,027
salesforce.com, Inc.*	89,244	7,259,999
Splunk, Inc.*	73,462	4,534,809
Varonis Systems, Inc.*	56,981	1,561,279

See Notes to Financial Statements.

Prudential Jennison Blend Fund, Inc.	19

Portfolio of Investments (unaudited) (continued)

as of February 28, 2017

Description	Shares	Value (Note 1)
COMMON STOCKS (Continued)

Software (cont’d.)
Workday, Inc. (Class A Stock)*(a)	59,950	$4,971,654
Zendesk, Inc.*	19,417	528,725

		70,788,772

Specialty Retail 1.5%
DSW, Inc. (Class A Stock)	37,363	785,744
Five Below, Inc.*(a)	31,175	1,201,796
Francesca’s Holdings Corp.*	30,272	513,716
Industria de Diseno Textil SA (Spain), ADR	364,567	5,833,072
O’Reilly Automotive, Inc.*	16,708	4,539,730
Party City Holdco, Inc.*(a)	118,526	1,712,701

		14,586,759

Technology Hardware, Storage & Peripherals 2.0%
Apple, Inc.	142,892	19,574,775

Textiles, Apparel & Luxury Goods 2.3%
adidas AG (Germany), ADR	88,050	7,375,948
Coach, Inc.	146,164	5,567,387
Deckers Outdoor Corp.*	19,179	1,013,227
Fossil Group, Inc.*(a)	27,719	524,166
NIKE, Inc. (Class B Stock)	112,829	6,449,306
Steven Madden Ltd.*	11,343	423,661
Vera Bradley, Inc.*	58,681	613,803

		21,967,498

Thrifts & Mortgage Finance 0.2%
Provident Financial Services, Inc.	46,855	1,244,000
WSFS Financial Corp.	13,768	627,821

		1,871,821

Trading Companies & Distributors 0.7%
Beacon Roofing Supply, Inc.*	26,465	1,202,569
Univar, Inc.*	173,499	5,586,668

		6,789,237

Wireless Telecommunication Services 0.3%
Vodafone Group PLC (United Kingdom), ADR(a)	111,618	2,836,213

TOTAL LONG-TERM INVESTMENTS (cost $678,729,334)		944,178,902

See Notes to Financial Statements.

20

Description	Shares	Value (Note 1)
SHORT-TERM INVESTMENTS 8.3%

AFFILIATED MUTUAL FUNDS
Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund(b)	16,199,293	$16,199,293
Prudential Investment Portfolios 2 - Prudential Institutional Money Market Fund (cost $63,579,174; includes $63,537,380 of cash collateral for securities on loan)(b)(c)	63,575,532	63,594,604

TOTAL SHORT-TERM INVESTMENTS (cost $79,778,467)(Note 3)		79,793,897

TOTAL INVESTMENTS 106.6% (cost $758,507,801)(Note 5)		1,023,972,799
Liabilities in excess of other assets (6.6)%		(63,473,782)

NET ASSETS 100.0%		$960,499,017

The following abbreviations are used in the semiannual report:

ADR—American Depositary Receipt

REITs—Real Estate Investment Trusts

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement is $62,176,371; cash collateral of $63,537,380 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments.
(b)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund and the Prudential Investment Portfolios 2 - Prudential Institutional Money Market Fund.
(c)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

See Notes to Financial Statements.

Prudential Jennison Blend Fund, Inc.	21

Portfolio of Investments (unaudited) (continued)

as of February 28, 2017

The following is a summary of the inputs used as of February 28, 2017 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Aerospace & Defense	$15,522,491	$—	$—
Air Freight & Logistics	4,396,470	—	—
Airlines	1,572,826	—	—
Auto Components	4,183,064	—	—
Automobiles	3,702,852	—	—
Banks	95,025,786	—	—
Beverages	3,363,726	—	—
Biotechnology	35,658,223	—	—
Building Products	292,188	—	—
Capital Markets	19,522,425	—	—
Chemicals	17,786,769	—	—
Commercial Services & Supplies	10,140,093	—	—
Communications Equipment	13,144,882	—	—
Construction & Engineering	867,312	—	—
Construction Materials	4,983,072	—	—
Consumer Finance	12,198,989	—	—
Containers & Packaging	1,324,864	—	—
Distributors	356,198	—	—
Diversified Consumer Services	421,712	—	—
Diversified Financial Services	1,878,645	—	—
Diversified Telecommunication Services	3,535,370	—	—
Electric Utilities	19,190,889	—	—
Electrical Equipment	5,114,755	—	—
Electronic Equipment, Instruments & Components	12,286,178	—	—
Energy Equipment & Services	10,905,840	—	—
Equity Real Estate Investment Trusts (REITs)	26,038,283	—	—
Food & Staples Retailing	16,051,536	—	—
Food Products	17,840,546	—	—
Health Care Equipment & Supplies	19,084,919	—	—
Health Care Providers & Services	21,327,472	—	—
Health care Equipment & Supplies	316,350	—	—
Hotels, Restaurants & Leisure	39,598,225	—	—
Household Products	7,941,122	—	—
Industrial Conglomerates	5,098,047	—	—
Insurance	22,544,667	—	—
Internet & Direct Marketing Retail	38,820,052	—	—
Internet Software & Services	62,451,814	10,368,125	—
IT Services	26,982,467	—	—
Life Sciences Tools & Services	4,180,474	—	—
Machinery	18,770,045	—	—

See Notes to Financial Statements.

22

	Level 1	Level 2	Level 3
Common Stocks (continued)
Media	$28,488,523	$—	$—
Mortgage Real Estate Investment Trusts (REITs)	2,003,356	—	—
Multiline Retail	693,449	—	—
Oil, Gas & Consumable Fuels	48,431,511	—	—
Pharmaceuticals	35,212,104	—	—
Professional Services	4,837,809	—	—
Real Estate Management & Development	1,806,160	—	—
Road & Rail	11,196,347	—	—
Semiconductors & Semiconductor Equipment	38,304,805	—	—
Software	70,788,772	—	—
Specialty Retail	14,586,759	—	—
Technology Hardware, Storage & Peripherals	19,574,775	—	—
Textiles, Apparel & Luxury Goods	21,967,498	—	—
Thrifts & Mortgage Finance	1,871,821	—	—
Trading Companies & Distributors	6,789,237	—	—
Wireless Telecommunication Services	2,836,213	—	—
Affiliated Mutual Funds	79,793,897	—	—

Total	$1,013,604,674	$10,368,125	$—

During the period, there were no transfers between Level 1, Level 2 and Level 3 to report.

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of February 28, 2017 were as follows:

Banks	9.9%
Affiliated Mutual Funds (including 6.6% of collateral for securities on loan)	8.3
Internet Software & Services	7.6
Software	7.4
Oil, Gas & Consumable Fuels	5.0
Hotels, Restaurants & Leisure	4.1
Internet & Direct Marketing Retail	4.0
Semiconductors & Semiconductor Equipment	4.0
Biotechnology	3.7
Pharmaceuticals	3.7
Media	3.0
IT Services	2.8
Equity Real Estate Investment Trusts (REITs)	2.7
Insurance	2.3
Textiles, Apparel & Luxury Goods	2.3
Health Care Providers & Services	2.2
Technology Hardware, Storage & Peripherals	2.0
Capital Markets	2.0
Electric Utilities	2.0%
Health Care Equipment & Supplies	2.0
Machinery	2.0
Food Products	1.9
Chemicals	1.9
Food & Staples Retailing	1.7
Aerospace & Defense	1.6
Specialty Retail	1.5
Communications Equipment	1.4
Electronic Equipment, Instruments & Components	1.3
Consumer Finance	1.3
Road & Rail	1.2
Energy Equipment & Services	1.1
Commercial Services & Supplies	1.1
Household Products	0.8
Trading Companies & Distributors	0.7
Electrical Equipment	0.5
Industrial Conglomerates	0.5

See Notes to Financial Statements.

Prudential Jennison Blend Fund, Inc.	23

Portfolio of Investments (unaudited) (continued)

as of February 28, 2017

Industry Classification (cont’d.)
Construction Materials	0.5%
Professional Services	0.5
Air Freight & Logistics	0.5
Auto Components	0.4
Life Sciences Tools & Services	0.4
Automobiles	0.4
Diversified Telecommunication Services	0.4
Beverages	0.4
Wireless Telecommunication Services	0.3
Mortgage Real Estate Investment Trusts (REITs)	0.2

Diversified Financial Services	0.2%
Thrifts & Mortgage Finance	0.2
Real Estate Management & Development	0.2
Airlines	0.2
Containers & Packaging	0.1
Construction & Engineering	0.1
Multiline Retail	0.1

106.6
Liabilities in excess of other assets	(6.6)

100.0%

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Fund entered into financial transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for financial transactions, where the legal right to set-off exists, is presented in the summary below.

Offsetting of financial instruments/transactions assets and liabilities:

Description	Gross Amounts of Recognized Assets(1)	Collateral Received(2)	Net Amount
Securities on Loan	$62,176,371	$(62,176,371)	$—

(1)	Amount represents market value.
(2)	Collateral amount disclosed by the Fund is limited to the market value of financial instruments/transactions.

See Notes to Financial Statements.

24

This Page Intentionally Left Blank

Statement of Assets & Liabilities (unaudited)

as of February 28, 2017

Assets
Investments at value, including securities on loan of $62,176,371:
Unaffiliated investments (cost $678,729,334)	$944,178,902
Affiliated investments (cost $79,778,467)	79,793,897
Cash	390,764
Dividends receivable	1,148,185
Receivable for investments sold	576,698
Tax reclaim receivable	126,835
Receivable for Fund shares sold	37,665
Prepaid expenses	5,146

Total assets	1,026,258,092

Liabilities
Payable to broker for collateral for securities on loan (Note 3)	63,537,380
Payable for investments purchased	620,408
Accrued expenses and other liabilities	388,421
Payable for Fund shares reacquired	503,004
Management fee payable	358,525
Distribution fee payable	229,943
Affiliated transfer agent fee payable	121,394

Total liabilities	65,759,075

Net Assets	$960,499,017

Net assets were comprised of:
Common stock, at par	$486,885
Paid-in capital in excess of par	677,757,571

678,244,456
Distributions in excess of net investment income	(792,499)
Accumulated net realized gain on investment and foreign currency transactions	17,582,062
Net unrealized appreciation on investments and foreign currencies	265,464,998

Net assets, February 28, 2017	$960,499,017

See Notes to Financial Statements.

26

Class A
Net asset value and redemption price per share ($901,636,629 ÷ 45,561,766 shares of common stock issued and outstanding)	$19.79
Maximum sales charge (5.50% of offering price)	1.15

Maximum offering price to public	$20.94

Class B
Net asset value, offering price and redemption price per share ($9,668,432 ÷ 537,704 shares of common stock issued and outstanding)	$17.98

Class C
Net asset value, offering price and redemption price per share ($20,486,991 ÷ 1,138,988 shares of common stock issued and outstanding)	$17.99

Class Z
Net asset value, offering price and redemption price per share ($28,706,965 ÷ 1,450,024 shares of common stock issued and outstanding)	$19.80

See Notes to Financial Statements.

Prudential Jennison Blend Fund, Inc.	27

Statement of Operations (unaudited)

Six Months Ended February 28, 2017

Net Investment Income (Loss)
Income
Unaffiliated dividend income (net of foreign withholding taxes of $29,542)	$6,434,863
Income from securities lending, net (including affiliated income of $51,479)	170,400
Affiliated dividend income	63,352

Total income	6,668,615

Expenses
Management fee	2,259,095
Distribution fee—Class A	1,299,576
Distribution fee—Class B	47,885
Distribution fee—Class C	100,185
Transfer agent’s fees and expenses (including affiliated expense of $215,800)	692,000
Custodian and accounting fees	72,000
Shareholders’ reports	39,000
Registration fees	36,000
Legal fees and expenses	14,000
Directors’ fees	12,000
Audit fee	12,000
Insurance expenses	6,000
Miscellaneous	9,317

Total expenses	4,599,058

Net investment income (loss)	2,069,557

Realized And Unrealized Gain (Loss) On Investments And Foreign Currency Transactions
Net realized gain (loss) on:
Investment transactions (including affiliated of $4,432)	32,340,040
Foreign currency transactions	(3,180)

32,336,860

Net change in unrealized appreciation (depreciation) on investments (including affiliated of $15,430)	55,189,062

Net gain (loss) on investment and foreign currency transactions	87,525,922

Net Increase (Decrease) In Net Assets Resulting From Operations	$89,595,479

See Notes to Financial Statements.

28

Statement of Changes in Net Assets (unaudited)

	Six Months Ended February 28, 2017	Year Ended August 31, 2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$2,069,557	$4,483,112
Net realized gain (loss) on investment and foreign currency transactions	32,336,860	66,114,577
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	55,189,062	(45,402,057)

Net increase (decrease) in net assets resulting from operations	89,595,479	25,195,632

Dividends and Distributions (Note 1)
Dividends from net investment income
Class A	(7,421,239)	(1,926,983)
Class B	(29,062)	—
Class C	(62,233)	—
Class Z	(307,342)	(229,440)

	(7,819,876)	(2,156,423)

Distributions from net realized gains
Class A	(48,685,489)	(96,064,305)
Class B	(572,609)	(1,512,412)
Class C	(1,226,180)	(2,530,072)
Class Z	(1,519,214)	(4,602,880)

	(52,003,492)	(104,709,669)

Fund share transactions (Net of share conversions) (Note 6)
Net proceeds from shares sold	5,492,961	13,654,901
Net asset value of shares issued in reinvestment of dividends and distributions	58,523,587	104,429,027
Cost of shares reacquired	(71,434,611)	(131,380,364)

Net increase (decrease) in net assets from Fund share transactions	(7,418,063)	(13,296,436)

Total increase (decrease)	22,354,048	(94,966,896)

Net Assets:
Beginning of period	938,144,969	1,033,111,865

End of period(a)	$960,499,017	$938,144,969

(a) Includes undistributed net investment income of:	$—	$4,957,820

See Notes to Financial Statements.

Prudential Jennison Blend Fund, Inc.	29

Notes to Financial Statements (unaudited)

Prudential Jennison Blend Fund, Inc. (the “Fund”), is a diversified open-end management investment company, registered under the Investment Company Act of 1940, as amended (“1940 Act”). The investment objective of the Fund is long-term capital growth.

Note 1. Accounting Policies

The Fund follows investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 Financial Services—Investment Companies. The following accounting policies conform to U.S. generally accepted accounting principles. The Fund consistently follows such policies in the preparation of its financial statements.

Securities Valuation: The Fund holds securities and other assets that are fair valued at the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Board of Directors (the “Board”) has adopted Valuation Procedures for security valuation under which fair valuation responsibilities have been delegated to PGIM Investments LLC (“PGIM Investments” or “the Manager”) (formerly known as Prudential Investments LLC). Under the current Valuation Procedures, the established Valuation Committee is responsible for supervising the valuation of portfolio securities and other assets. The Valuation Procedures permit the Fund to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. A record of the Valuation Committee’s actions is subject to the Board’s review, approval, and ratification at its next regularly-scheduled quarterly meeting.

Various inputs determine how the Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the table following the Portfolio of Investments.

Common and preferred stocks, exchange-traded funds and derivative instruments such as futures or options that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy.

In the event that no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy.

30

Common and preferred stocks traded on foreign securities exchanges are valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 in the fair value hierarchy. The models generate an evaluated adjustment factor for each security, which is applied to the local closing price to adjust it for post closing market movements. Utilizing that evaluated adjustment factor, the vendor provides an evaluated price for each security. If the vendor does not provide an evaluated price, securities are valued in accordance with exchange-traded common and preferred stocks discussed above.

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Foreign Currency Translation: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i) market value of investment securities, other assets and liabilities—at the current rates of exchange;

(ii) purchases and sales of investment securities, income and expenses—at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not generally isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities held at the end of the period. Similarly, the Fund does not isolate the effect of changes in

Prudential Jennison Blend Fund, Inc.	31

Notes to Financial Statements (unaudited) (continued)

foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities sold during the period. Accordingly, holding period realized foreign currency gains (losses) are included in the reported net realized gains (losses) on investment transactions. Notwithstanding the above, the Fund does isolate the effect of fluctuations in foreign currency exchange rates when determining the gain (loss) upon the sale or maturity of foreign currency denominated debt obligations; such amounts are included in net realized gains (losses) on foreign currency transactions.

Additionally, net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from holdings of foreign currencies, forward currency contracts, disposition of foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions, and the difference between the amounts of interest, dividends and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) from valuing foreign currency denominated assets and liabilities (other than investments) at period end exchange rates are reflected as a component of net unrealized appreciation (depreciation) on foreign currencies.

Master Netting Arrangements: The Fund is subject to various Master Agreements, or netting arrangements, with select counterparties. These are agreements which a subadviser may have negotiated and entered into on behalf of the Fund. A master netting arrangement between the Fund and the counterparty permits the Fund to offset amounts payable by the Fund to the same counterparty against amounts to be received; and by the receipt of collateral from the counterparty by the Fund to cover the Fund’s exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable. In addition to master netting arrangements, the right to set-off exists when all the conditions are met such that each of the parties owes the other determinable amounts, the reporting party has the right to set-off the amount owed with the amount owed by the other party, the reporting party intends to set-off and the right of set-off is enforceable by law. During the reporting period, there was no intention to settle on a net basis and all amounts are presented on a gross basis on the Statement of Assets and Liabilities.

Securities Lending: The Fund may lend its portfolio securities to banks and broker-dealers. The loans are secured by collateral at least equal to the market value of the securities loaned. Collateral pledged by each borrower is invested in an affiliated money market fund and is marked to market daily, based on the previous day’s market value, such that the value of the collateral exceeds the value of the loaned securities. Loans are subject to termination at the option of the borrower or the Fund. Upon termination of the loan, the borrower will return to the Fund securities identical to the loaned securities. Should the borrower of the securities fail financially, the Fund has the right to repurchase the securities

32

in the open market using the collateral. The Fund recognizes income, net of any rebate and securities lending agent fees, for lending its securities in the form of fees or interest on the investment of any cash received as collateral. The borrower receives all interest and dividends from the securities loaned and such payments are passed back to the lender in amounts equivalent thereto. The Fund also continues to recognize any unrealized gain (loss) in the market price of the securities loaned and on the change in the value of the collateral invested that may occur during the term of the loan. In addition, realized gain (loss) is recognized on changes in the value of the collateral invested upon liquidation of the collateral. Net earnings from securities lending are disclosed on the Statement of Operations as “income from securities lending, net”.

Real Estate Investment Trusts (REITs): The Fund invests in REITs, which report information on the source of their distributions annually. Based on current and historical information, a portion of distributions received from REITs during the period is estimated to be dividend income, capital gain or return of capital and recorded accordingly. These estimates are adjusted periodically when the actual source of distributions is disclosed by the REITs.

Concentration of Risk: Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. companies as a result of, among other factors, the possibility of political or economic instability or the level of governmental supervision and regulation of foreign securities markets.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains (losses) from investment and currency transactions are calculated on the specific identification method. Dividend income is recorded on the ex-date. Interest income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on the accrual basis. Expenses are recorded on an accrual basis, which may require the use of certain estimates by management that may differ from actual.

Net investment income or loss (other than distribution fees, which are charged directly to the respective class) and unrealized and realized gains (losses) are allocated daily to each class of shares based upon the relative proportion of adjusted net assets of each class at the beginning of the day.

Dividends and Distributions: The Fund expects to pay dividends from net investment income and distributions from net realized capital gains, if any, annually. Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from generally accepted accounting principles, are recorded on the ex-date. Permanent book/tax differences relating to income and gain (loss) are reclassified amongst undistributed net investment income, accumulated net realized gain (loss) and paid-in capital in excess of par, as appropriate.

Taxes: It is the Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net

Prudential Jennison Blend Fund, Inc.	33

Notes to Financial Statements (unaudited) (continued)

investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required. Withholding taxes on foreign dividends are recorded net of reclaimable amounts, at the time the related income is earned.

Estimates: The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Note 2. Agreements

The Fund has a management agreement with PGIM Investments. Pursuant to this agreement, PGIM Investments has responsibility for all investment advisory services and supervises the subadvisor’s performance of such services. PGIM Investments has entered into a subadvisory agreement with Jennison Associates LLC (“Jennison”). The subadvisory agreement provides that Jennison furnishes investment advisory services in connection with the management of the Fund. In connection therewith, Jennison is obligated to keep certain books and records of the Fund. PGIM Investments pays for the services of Jennison, the cost of compensation of officers, occupancy and certain clerical and bookkeeping costs of the Fund. The Fund bears all other costs and expenses.

The management fee paid to PGIM Investments is accrued daily and payable monthly, at an annual rate of .50% of the Fund’s average daily net assets up to $500 million, .475% of the next $500 million of the Fund’s average daily net assets and .45% of the Fund’s average daily net assets in excess of $1 billion. The effective management fee rate was .49% of the Fund’s average daily net assets for the six months ended February 28, 2017.

The Fund has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”) which acts as the distributor of the Class A, Class B, Class C and Class Z shares of the Fund. The Fund compensates PIMS for distributing and servicing the Fund’s Class A, Class B and Class C shares, pursuant to plans of distribution (the “Distribution Plans”), regardless of expenses actually incurred by PIMS. The distribution fees are accrued daily and payable monthly. Pursuant to the Distribution Plans, the Fund compensates PIMS for distribution related activities at an annual rate of up to .30%, 1% and 1% of the average daily net assets of the Class A, B and C shares, respectively. No distribution or service fees are paid to PIMS as distributor of the Class Z shares of the Fund.

PIMS has advised the Fund that it has received $91,453 in front-end sales charges resulting from sales of Class A shares during the six months ended February 28, 2017. From these fees, PIMS paid such sales charges to affiliated broker-dealers, which in turn paid commissions to salespersons and incurred other distribution costs.

34

PIMS has advised the Fund that for the six months ended February 28, 2017 it received $3,288 and $52 in contingent deferred sales charges imposed upon redemptions by certain Class B and Class C shareholders, respectively.

PGIM Investments, PIMS and Jennison are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

Note 3. Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PGIM Investments and an indirect, wholly-owned subsidiary of Prudential, serves as the Fund’s transfer agent. Transfer agent’s fees and expenses on the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

The Fund may enter into certain securities purchase or sale transactions under Board approved Rule 17a-7 procedures. Rule 17a-7 is an exemptive rule under the 1940 Act, that permits purchase and sale transactions among affiliated investment companies, or between an investment company and a person that is affiliated solely by reason of having a common (or affiliated) investment adviser, common directors, and/or common officers. Such transactions are subject to ratification by the Board.

The Fund may invest its overnight sweep cash in the Prudential Core Ultra Short Bond Fund (the “Core Fund”) and its securities lending cash collateral in the Prudential Institutional Money Market Fund (the “Money Market Fund”), each a series of Prudential Investment Portfolios 2, registered under the 1940 Act and managed by PGIM Investments. For the period ended February 28, 2017, PGIM, Inc., an affiliate of PGIM Investments and an indirect, wholly-owned subsidiary of Prudential, was compensated $23,782 for managing the Fund’s securities lending cash collateral through its subadvisory services to the Money Market Fund. Earnings from the Core Fund and the Money Market Fund are disclosed on the Statement of Operations as “Affiliated dividend income” and “Income from securities lending, net”, respectively.

Note 4. Portfolio Securities

The cost of purchases and the proceeds from sales of portfolio securities (excluding short-term investments and U.S. Treasury securities) for the six months ended February 28, 2017, were $233,764,579 and $292,045,315, respectively.

Note 5. Tax Information

The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of February 28, 2017 were as follows:

Tax Basis	$763,266,017

Appreciation	272,502,902
Depreciation	(11,796,120)

Net Unrealized Appreciation	$260,706,782

Prudential Jennison Blend Fund, Inc.	35

Notes to Financial Statements (unaudited) (continued)

The book basis may differ from tax basis due to certain tax-related adjustments.

Management has analyzed the Fund’s tax positions taken on federal, state and local income tax returns for all open tax years and has concluded that no provision for income tax is required in the Fund’s financial statements for the current reporting period. The Fund’s federal, state and local income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

Note 6. Capital

The Fund offers Class A, Class B, Class C and Class Z shares. Class A shares are sold with a front-end sales charge of up to 5.50%. All investors who purchase Class A shares in an amount of $1 million or more and sell these shares within 12 months of purchase are subject to a contingent deferred sales charge (“CDSC”) of 1%, including investors who purchase their shares through broker-dealers affiliated with Prudential. The Class A CDSC is waived for purchases by certain retirement or benefit plans. Class B shares are sold with a CDSC which declines from 5% to zero depending on the period of time the shares are held. Class B shares automatically convert to Class A shares on a quarterly basis approximately seven years after purchase. Class B shares are closed to new purchases. Class C shares are sold with a CDSC of 1% during the first 12 months. A special exchange privilege is also available for shareholders who qualified to purchase Class A shares at net asset value. Class Z shares are not subject to any sales or redemption charge and are available exclusively for sale to a limited group of investors.

Under certain circumstances, an exchange may be made from specified share classes of the Fund to one or more other share classes of the Fund as presented in the table of transactions in shares of common stock.

There are 1 billion shares of common stock, $.01 par value per share, divided into five classes, designated Class A, Class B, Class C, Class Z and Class T common stock, each of which consists of 200 million, 25 million, 150 million, 250 million and 375 million authorized shares, respectively. The Fund currently does not have any Class T shares outstanding.

At reporting period end, two shareholders of record held 34% of the Fund’s outstanding shares.

36

Transactions in shares of common stock were as follows:

Class A	Shares	Amount
Six months ended February 28, 2017:
Shares sold	207,014	$3,987,566
Shares issued in reinvestment of dividends and distributions	2,898,839	55,019,965
Shares reacquired	(3,034,394)	(58,452,372)

Net increase (decrease) in shares outstanding before conversion	71,459	555,159
Shares issued upon conversion from other share class(es)	54,569	1,067,461
Shares reacquired upon conversion into other share class(es)	(108,034)	(2,074,847)

Net increase (decrease) in shares outstanding	17,994	$(452,227)

Year ended August 31, 2016:
Shares sold	544,859	$10,240,942
Shares issued in reinvestment of dividends and distributions	5,102,245	95,973,224
Shares reacquired	(5,665,460)	(106,834,628)

Net increase (decrease) in shares outstanding before conversion	(18,356)	(620,462)
Shares issued upon conversion from other share class(es)	185,639	3,531,695
Shares reacquired upon conversion into other share class(es)	(232,346)	(4,361,507)

Net increase (decrease) in shares outstanding	(65,063)	$(1,450,274)

Class B
Six months ended February 28, 2017:
Shares sold	3,615	$63,775
Shares issued in reinvestment of dividends and distributions	34,508	595,964
Shares reacquired	(30,128)	(531,286)

Net increase (decrease) in shares outstanding before conversion	7,995	128,453
Shares reacquired upon conversion into other share class(es)	(58,927)	(1,050,382)

Net increase (decrease) in shares outstanding	(50,932)	$(921,929)

Year ended August 31, 2016:
Shares sold	8,083	$147,186
Shares issued in reinvestment of dividends and distributions	86,878	1,497,773
Shares reacquired	(91,971)	(1,577,031)

Net increase (decrease) in shares outstanding before conversion	2,990	67,928
Shares reacquired upon conversion into other share class(es)	(201,713)	(3,521,857)

Net increase (decrease) in shares outstanding	(198,723)	$(3,453,929)

Prudential Jennison Blend Fund, Inc.	37

Notes to Financial Statements (unaudited) (continued)

Class C	Shares	Amount
Six months ended February 28, 2017:
Shares sold	45,475	$799,078
Shares issued in reinvestment of dividends and distributions	68,277	1,179,827
Shares reacquired	(137,302)	(2,422,696)

Net increase (decrease) in shares outstanding before conversion	(23,550)	(443,791)
Shares reacquired upon conversion into other share class(es)	(8,210)	(145,009)

Net increase (decrease) in shares outstanding	(31,760)	$(588,800)

Year ended August 31, 2016:
Shares sold	92,040	$1,601,127
Shares issued in reinvestment of dividends and distributions	132,997	2,294,208
Shares reacquired	(259,921)	(4,467,572)

Net increase (decrease) in shares outstanding before conversion	(34,884)	(572,237)
Shares reacquired upon conversion into other share class(es)	(12,359)	(221,225)

Net increase (decrease) in shares outstanding	(47,243)	$(793,462)

Class Z
Six months ended February 28, 2017:
Shares sold	33,350	$642,542
Shares issued in reinvestment of dividends and distributions	91,082	1,727,831
Shares reacquired	(527,834)	(10,028,257)

Net increase (decrease) in shares outstanding before conversion	(403,402)	(7,657,884)
Shares issued upon conversion from other share class(es)	114,932	2,210,925
Shares reacquired upon conversion into other share class(es)	(425)	(8,148)

Net increase (decrease) in shares outstanding	(288,895)	$(5,455,107)

Year ended August 31, 2016:
Shares sold	88,477	$1,665,646
Shares issued in reinvestment of dividends and distributions	248,076	4,663,822
Shares reacquired	(982,730)	(18,501,133)

Net increase (decrease) in shares outstanding before conversion	(646,177)	(12,171,665)
Shares issued upon conversion from other shares class(es)	242,999	4,574,204
Shares reacquired upon conversion into other share class(es)	(71)	(1,310)

Net increase (decrease) in shares outstanding	(403,249)	$(7,598,771)

Note 7. Borrowings

The Fund, along with other affiliated registered investment companies (the “Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The SCA provides for a commitment of $900 million for the period October 6, 2016 through October 5, 2017. The Funds pay an annualized commitment fee of .15% of the unused portion of the SCA. Prior to October 6, 2016, the Funds had a prior SCA that provided a

38

commitment of $900 million in which the Funds paid an annualized commitment fee of .11% of the unused portion of the prior SCA. For the SCA and the prior SCA, the Fund’s portion of the commitment fee for the unused amount, allocated based upon a method approved by the Board, is accrued daily and paid quarterly. The interest on borrowings under each SCA is paid monthly and at a per annum interest rate based upon a contractual spread plus the higher of (1) the effective federal funds rate, (2) the 1-month LIBOR rate or (3) zero percent.

The Fund did not utilize the SCA during the six months ended February 28, 2017.

Note 8. Recent Accounting Pronouncements and Reporting Updates

In December 2016, the FASB released an Accounting Standards Update (“ASU”) that makes technical changes to various sections of the Accounting Standards Codification (“ASC”), including Topic 820, Fair Value Measurement. The changes to Topic 820 are intended to clarify the difference between a valuation approach and a valuation technique. The changes to ASC 820-10-50-2 require a reporting entity to disclose, for Level 2 and Level 3 fair value measurements, a change in either or both a valuation approach and a valuation technique and the reason(s) for the change. The changes to Topic 820 are effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2016. At this time, management is evaluating the implications of the ASU and its impact on the financial statements and disclosures has not yet been determined.

On October 13, 2016, the Securities and Exchange Commission (the “SEC”) adopted new rules and forms and amended existing rules and forms which are intended to modernize and enhance the reporting and disclosure of information by registered investment companies and to improve the quality of information that funds provide to investors, including modifications to Regulation S-X which would require standardized, enhanced disclosure about derivatives in investment company financial statements. The new rules also enhance disclosure regarding fund liquidity and redemption practices. Also under the new rules, the SEC will permit open-end funds, with the exception of money market funds, to offer swing pricing, subject to board approval and review. The compliance dates of the modifications to Regulation S-X are August 1, 2017 and other amendments and rules are generally June 1, 2018 and December 1, 2018. Management is currently evaluating the impacts to the financial statement disclosures, if any.

Prudential Jennison Blend Fund, Inc.	39

Financial Highlights (unaudited)

Class A Shares
	Six Months Ended February 28,		Year Ended August 31,
	2017		2016	2015	2014	2013	2012
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$19.19		$20.82	$23.71	$21.64	$17.75	$16.68
Income (loss) from investment operations:
Net investment income (loss)	.04		.09	.08	.05	.15	.05
Net realized and unrealized gain (loss) on investment and foreign currency transactions	1.84		.48	(.41)	4.44	3.83	1.05
Total from investment operations	1.88		.57	(.33)	4.49	3.98	1.10
Less Dividends and Distributions:
Dividends from net investment income	(.17)		(.04)	(.04)	(.12)	(.09)	(.03)
Distributions from net realized gains	(1.11)		(2.16)	(2.52)	(2.30)	-	-
Total dividends and distributions	(1.28)		(2.20)	(2.56)	(2.42)	(.09)	(.03)
Net asset value, end of period	$19.79		$19.19	$20.82	$23.71	$21.64	$17.75
Total Return(b):	10.08%		2.96%	(1.54)%	22.00%	22.50%	6.59%

Ratios/Supplemental Data:
Net assets, end of period (000,000)	$902		$874	$950	$1,072	$973	$887
Average net assets (000,000)	$874		$884	$1,029	$1,041	$930	$910
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	.98%	(d)	.98%	.96%	.95%	.97%	1.00%
Expenses before waivers and/or expense reimbursement	.98%	(d)	.98%	.96%	.95%	.97%	1.00%
Net investment income (loss)	.46%	(d)	.48%	.37%	.22%	.77%	.31%
Portfolio turnover rate	26%	(e)	53%	46%	54%	73%	110%

(a)	Calculated based on average shares outstanding during the period.
(b)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(c)	Does not include expenses of the underlying portfolios in which the Fund invests.
(d)	Annualized.
(e)	Not annualized.

See Notes to Financial Statements.

40

Class B Shares
	Six Months Ended February 28,		Year Ended August 31,
	2017		2016	2015	2014	2013		2012
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$17.50		$19.26	$22.23	$20.44	$16.81		$15.88
Income (loss) from investment operations:
Net investment income (loss)	(.02)		(.04)	(.07)	(.10)	.01		(.06)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	1.67		.44	(.38)	4.19	3.62		.99
Total from investment operations	1.65		.40	(.45)	4.09	3.63		.93
Less Dividends and Distributions:
Dividends from net investment income	(.06)		-	-	-	-	(d)	-
Distributions from net realized gains	(1.11)		(2.16)	(2.52)	(2.30)	-		-
Total dividends and distributions	(1.17)		(2.16)	(2.52)	(2.30)	-	(d)	-
Net asset value, end of period	$17.98		$17.50	$19.26	$22.23	$20.44		$16.81
Total Return(b):	9.68%		2.24%	(2.23)%	21.20%	21.63%		5.86%

Ratios/Supplemental Data:
Net assets, end of period (000,000)	$10		$10	$15	$22	$23		$23
Average net assets (000,000)	$10		$12	$18	$23	$23		$26
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	1.68%	(e)	1.68%	1.66%	1.65%	1.67%		1.70%
Expenses before waivers and/or expense reimbursement	1.68%	(e)	1.68%	1.66%	1.65%	1.67%		1.70%
Net investment income (loss)	(.23)%	(e)	(.22)%	(.32)%	(.48)%	.08%		(.40)%
Portfolio turnover rate	26%	(f)	53%	46%	54%	73%		110%

(a)	Calculated based on average shares outstanding during the period.
(b)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(c)	Does not include expenses of the underlying portfolios in which the Fund invests.
(d)	Less than $.005 per share.
(e)	Annualized.
(f)	Not annualized.

See Notes to Financial Statements.

Prudential Jennison Blend Fund, Inc.	41

Financial Highlights (unaudited) (continued)

Class C Shares
	Six Months Ended February 28,		Year Ended August 31,
	2017		2016	2015	2014	2013		2012
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$17.50		$19.27	$22.23	$20.45	$16.82		$15.88
Income (loss) from investment operations:
Net investment income (loss)	(.02)		(.04)	(.07)	(.10)	.01		(.06)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	1.68		.43	(.37)	4.18	3.62		1.00
Total from investment operations	1.66		.39	(.44)	4.08	3.63		.94
Less Dividends and Distributions:
Dividends from net investment income	(.06)		-	-	-	-	(d)	-
Distributions from net realized gains	(1.11)		(2.16)	(2.52)	(2.30)	-		-
Total dividends and distributions	(1.17)		(2.16)	(2.52)	(2.30)	-	(d)	-
Net asset value, end of period	$17.99		$17.50	$19.27	$22.23	$20.45		$16.82
Total Return(b):	9.74%		2.18%	(2.19)%	21.14%	21.61%		5.92%

Ratios/Supplemental Data:
Net assets, end of period (000,000)	$20		$20	$23	$26	$25		$23
Average net assets (000,000)	$20		$22	$25	$26	$23		$24
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	1.68%	(e)	1.68%	1.66%	1.65%	1.67%		1.70%
Expenses before waivers and/or expense reimbursement	1.68%	(e)	1.68%	1.66%	1.65%	1.67%		1.70%
Net investment income (loss)	(.24)%	(e)	(.22)%	(.33)%	(.48)%	.07%		(.39)%
Portfolio turnover rate	26%	(f)	53%	46%	54%	73%		110%

(a)	Calculated based on average shares outstanding during the period.
(b)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(c)	Does not include expenses of the underlying portfolios in which the Fund invests.
(d)	Less than $.005 per share.
(e)	Annualized.
(f)	Not annualized.

See Notes to Financial Statements.

42

Class Z Shares
	Six Months Ended February 28,		Year Ended August 31,
	2017		2016	2015	2014	2013	2012
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$19.22		$20.86	$23.76	$21.67	$17.78	$16.71
Income (loss) from investment operations:
Net investment income (loss)	.07		.15	.15	.12	.21	.10
Net realized and unrealized gain (loss) on investment and foreign currency transactions	1.84		.48	(.42)	4.46	3.82	1.05
Total from investment operations	1.91		.63	(.27)	4.58	4.03	1.15
Less Dividends and Distributions:
Dividends from net investment income	(.22)		(.11)	(.11)	(.19)	(.14)	(.08)
Distributions from net realized gains	(1.11)		(2.16)	(2.52)	(2.30)	-	-
Total dividends and distributions	(1.33)		(2.27)	(2.63)	(2.49)	(.14)	(.08)
Net asset value, end of period	$19.80		$19.22	$20.86	$23.76	$21.67	$17.78
Total Return(b):	10.26%		3.24%	(1.27)%	22.43%	22.82%	6.94%

Ratios/Supplemental Data:
Net assets, end of period (000,000)	$29		$33	$45	$49	$41	$38
Average net assets (000,000)	$29		$37	$43	$45	$39	$43
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	.68%	(d)	.68%	.66%	.65%	.67%	.70%
Expenses before waivers and/or expense reimbursement	.68%	(d)	.68%	.66%	.65%	.67%	.70%
Net investment income (loss)	.76%	(d)	.77%	.67%	.52%	1.08%	.60%
Portfolio turnover rate	26%	(e)	53%	46%	54%	73%	110%

(a)	Calculated based on average shares outstanding during the period.
(b)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(c)	Does not include expenses of the underlying portfolios in which the Fund invests.
(d)	Annualized.
(e)	Not annualized.

See Notes to Financial Statements.

Prudential Jennison Blend Fund, Inc.	43

∎ MAIL	∎ TELEPHONE	∎ WEBSITE
655 Broad Street Newark, NJ 07102	(800) 225-1852	www.pgiminvestments.com

PROXY VOTING
The Board of Directors of the Fund has delegated to the Fund’s investment subadviser the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the Securities and Exchange Commission’s website.

DIRECTORS
Ellen S. Alberding • Kevin J. Bannon • Scott E. Benjamin • Linda W. Bynoe • Keith F. Hartstein • Michael S. Hyland • Stuart S. Parker • Richard A. Redeker • Stephen G. Stoneburn • Grace C. Torres

OFFICERS
Stuart S. Parker, President • Scott E. Benjamin, Vice President • M. Sadiq Peshimam, Treasurer and Principal Financial and Accounting Officer • Raymond A. O’Hara, Chief Legal Officer • Deborah A. Docs, Secretary • Chad A. Earnst, Chief Compliance Officer • Theresa C. Thompson, Deputy Chief Compliance Officer • Charles H. Smith, Anti-Money Laundering Compliance Officer • Jonathan D. Shain, Assistant Secretary • Claudia DiGiacomo, Assistant Secretary • Andrew R. French, Assistant Secretary • Peter Parrella, Assistant Treasurer • Lana Lomuti, Assistant Treasurer • Linda McMullin, Assistant Treasurer • Kelly A. Coyne, Assistant Treasurer

MANAGER	PGIM Investments LLC	655 Broad Street Newark, NJ 07102

INVESTMENT SUBADVISER	Jennison Associates LLC	466 Lexington Avenue New York, NY 10017

DISTRIBUTOR	Prudential Investment Management Services LLC	655 Broad Street Newark, NJ 07102

CUSTODIAN	The Bank of New York Mellon	225 Liberty Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 9658 Providence, RI 02940

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	KPMG LLP	345 Park Avenue New York, NY 10154

FUND COUNSEL	Willkie Farr & Gallagher LLP	787 Seventh Avenue New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus and summary prospectus contain this and other information about the Fund. An investor may obtain a prospectus and summary prospectus by visiting our website at www.pgiminvestments.com or by calling (800) 225-1852. The prospectus and summary prospectus should be read carefully before investing.

E-DELIVERY
To receive your mutual fund documents online, go to www.pgiminvestmentsfunds.com/edelivery and enroll. Instead of receiving printed documents by mail, you will receive notification via email when new materials are available. You can cancel your enrollment or change your email address at any time by visiting the website address above.

SHAREHOLDER COMMUNICATIONS WITH DIRECTORS
Shareholders can communicate directly with the Board of Directors by writing to the Chair of the Board, Prudential Jennison Blend Fund, Inc., PGIM Investments, Attn: Board of Directors, 655 Broad Street, Newark, NJ 07102. Shareholders can communicate directly with an individual Director by writing to the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO SCHEDULE
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at www.sec.gov. The Fund’s Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation and location of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Fund’s schedule of portfolio holdings is also available on the Fund’s website as of the end of each month no sooner than 15 days after the end of the month.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

PRUDENTIAL JENNISON BLEND FUND, INC.

SHARE CLASS	A	B	C	Z
NASDAQ	PBQAX	PBQFX	PRECX	PEQZX
CUSIP	74441T108	74441T207	74441T306	74441T405

MF101E2

Item 2 –	Code of Ethics – Not required, as this is not an annual filing.

Item 3 –	Audit Committee Financial Expert – Not required, as this is not an annual filing.

Item 4 –	Principal Accountant Fees and Services – Not required, as this is not an annual filing.

Item 5 –	Audit Committee of Listed Registrants – Not applicable.

Item 6 –	Schedule of Investments – The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7 –	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not applicable.

Item 8 –	Portfolio Managers of Closed-End Management Investment Companies – Not applicable.

Item 9 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not applicable.

Item 10 –	Submission of Matters to a Vote of Security Holders – Not applicable.

Item 11 –	Controls and Procedures

(a)

It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)

There has been no significant change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter of the period covered by this report that has materially affected, or is likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 –	Exhibits

(a)	(1) Code of Ethics – Not required, as this is not an annual filing.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.CERT.

(3) Any written solicitation to purchase securities under Rule 23c-1. – Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Prudential Jennison Blend Fund, Inc.

By:	/s/ Deborah A. Docs
Deborah A. Docs
Secretary

Date:	April 21, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Stuart S. Parker
Stuart S. Parker
President and Principal Executive Officer

Date:	April 21, 2017

By:	/s/ M. Sadiq Peshimam
M. Sadiq Peshimam
Treasurer and Principal Financial and Accounting Officer

Date:	April 21, 2017